Document and Entity Information	Dec. 16, 2019
Cover [Abstract]
Entity Registrant Name	UNIT CORP
Amendment Flag	false
Entity Central Index Key	0000798949
Document Type	8-K
Document Period End Date	Dec. 16, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-9260
Entity Tax Identification Number	73-1283193
Entity Address, Address Line One	8200 South Unit Drive.
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74132
City Area Code	(918)
Local Phone Number	493-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	UNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false